Provisions - Current and Non-Current Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions [abstract]
Current portion of provisions	$ 8,897	$ 10,081
Non-current portion of provisions	61,440	50,926
Total	$ 70,337	$ 61,007	$ 65,754